UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07899 and 811-07885

Name of Fund: BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and
              Master S&P 500 Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 - Schedule of Investments

BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                   Beneficial
                                                                                                    Interest
                                    Mutual Fund                                                       (000)               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Master S&P 500 Index Series of Quantitative Master
                                    Series LLC                                                     $1,464,756        $2,085,155,978
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments (Cost - $1,745,698,429) - 100.1%                                2,085,155,978

                                    Liabilities in Excess of Other Assets - (0.1)%                                       (1,209,883)
                                                                                                                     --------------
                                    Net Assets - 100.0%                                                              $2,083,946,095
                                                                                                                     ==============

o Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
         Valuation                                                Investments in
          Inputs                                                    Securities
      --------------------------------------------------------------------------
      Level 1                                                                 --
      Level 2                                                    $ 2,085,155,978
      Level 3                                                                 --
      --------------------------------------------------------------------------
      Total                                                      $ 2,085,155,978
                                                                 ===============

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                                      Common Stocks                                                Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.8%                    Boeing Co.                                                   203,461   $   11,668,488
                                              General Dynamics Corp.                                       109,157        8,036,138
                                              Goodrich Corp.                                                34,249        1,424,758
                                              Honeywell International, Inc.                                204,574        8,500,050
                                              L-3 Communications Holdings, Inc.                             33,267        3,270,811
                                              Lockheed Martin Corp.                                         91,451       10,029,431
                                              Northrop Grumman Corp.                                        92,762        5,615,811
                                              Precision Castparts Corp.                                     38,300        3,017,274
                                              Raytheon Co.                                                 114,583        6,131,336
                                              Rockwell Collins, Inc.                                        43,816        2,107,111
                                              United Technologies Corp.                                    265,011       15,916,561
                                                                                                                     --------------
                                                                                                                         75,717,769
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight &                                 C.H. Robinson Worldwide, Inc.                                 46,692        2,379,424
Logistics - 1.0%                              Expeditors International Washington, Inc. (a)                 58,300        2,031,172
                                              FedEx Corp.                                                   85,556        6,762,346
                                              United Parcel Service, Inc. Class B (a)                      277,087       17,426,001
                                                                                                                     --------------
                                                                                                                         28,598,943
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                               Southwest Airlines Co.                                       200,870        2,914,624
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                        The Goodyear Tire & Rubber Co. (b)                            64,083          981,111
                                              Johnson Controls, Inc.                                       163,170        4,948,946
                                                                                                                     --------------
                                                                                                                          5,930,057
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                            Ford Motor Co. (a)(b)                                        617,996        3,213,579
                                              General Motors Corp. (a)                                     155,698        1,471,346
                                              Harley-Davidson, Inc.                                         64,629        2,410,662
                                                                                                                     --------------
                                                                                                                          7,095,587
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.8%                              Anheuser-Busch Cos., Inc. (a)                                199,809       12,963,608
                                              Brown-Forman Corp. Class B                                    23,513        1,688,468
                                              The Coca-Cola Co.                                            546,283       28,887,445
                                              Coca-Cola Enterprises, Inc.                                   83,023        1,392,296
                                              Constellation Brands, Inc. Class A (b)                        57,256        1,228,714
                                              Molson Coors Brewing Co. Class B                              39,500        1,846,625
                                              Pepsi Bottling Group, Inc.                                    37,573        1,096,004
                                              PepsiCo, Inc.                                                430,224       30,662,064
                                                                                                                     --------------
                                                                                                                         79,765,224
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.6%                          Amgen, Inc. (b)                                              290,740       17,232,160
                                              Biogen Idec, Inc. (b)                                         79,722        4,009,219
                                              Celgene Corp. (b)                                            124,736        7,893,294
                                              Genzyme Corp. (b)                                             73,823        5,971,542
                                              Gilead Sciences, Inc. (a)(b)                                 252,782       11,521,804
                                                                                                                     --------------
                                                                                                                         46,628,019
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                      Masco Corp. (a)                                               98,907        1,774,392
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.7%                        American Capital Ltd. (a)                                     56,100        1,431,111
                                              Ameriprise Financial, Inc.                                    59,573        2,275,689
                                              The Bank of New York Mellon Corp.                            314,977       10,261,951
                                              The Charles Schwab Corp.                                     256,394        6,666,244
                                              E*Trade Financial Corp. (a)(b)                               140,282          392,790

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                                      Common Stocks                                                Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              Federated Investors, Inc. Class B                             23,748   $      685,130
                                              Franklin Resources, Inc.                                      41,822        3,685,773
                                              The Goldman Sachs Group, Inc.                                119,403       15,283,584
                                              Invesco Ltd. (c)                                             106,300        2,230,174
                                              Janus Capital Group, Inc.                                     40,732          988,973
                                              Legg Mason, Inc.                                              37,854        1,440,723
                                              Merrill Lynch & Co., Inc. (d)                                421,038       10,652,261
                                              Morgan Stanley                                               304,833        7,011,159
                                              Northern Trust Corp.                                          59,461        4,293,084
                                              State Street Corp.                                           118,115        6,718,381
                                              T. Rowe Price Group, Inc. (a)                                 71,140        3,820,929
                                                                                                                     --------------
                                                                                                                         77,837,956
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%                              Air Products & Chemicals, Inc.                                58,218        3,987,351
                                              Ashland, Inc.                                                 18,032          527,256
                                              CF Industries Holdings, Inc.                                  15,500        1,417,630
                                              The Dow Chemical Co.                                         254,253        8,080,160
                                              E.I. du Pont de Nemours & Co.                                247,737        9,983,801
                                              Eastman Chemical Co.                                          20,962        1,154,168
                                              Ecolab, Inc.                                                  48,295        2,343,273
                                              Hercules, Inc.                                                28,802          569,992
                                              International Flavors & Fragrances, Inc.                      23,564          929,835
                                              Monsanto Co.                                                 151,172       14,963,005
                                              PPG Industries, Inc.                                          45,147        2,632,973
                                              Praxair, Inc.                                                 86,557        6,209,599
                                              Rohm & Haas Co.                                               34,326        2,402,820
                                              Sigma-Aldrich Corp.                                           34,645        1,816,091
                                                                                                                     --------------
                                                                                                                         57,017,954
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.9%                       BB&T Corp. (a)                                               150,996        5,707,649
                                              Comerica, Inc.                                                41,343        1,355,637
                                              Fifth Third Bancorp                                          158,597        1,887,304
                                              First Horizon National Corp. (a)                              55,552          519,968
                                              Huntington Bancshares, Inc. (a)                              100,729          804,825
                                              KeyCorp                                                      131,282        1,567,507
                                              M&T Bank Corp. (a)                                            20,466        1,826,591
                                              Marshall & Ilsley Corp.                                       71,121        1,433,088
                                              National City Corp. (a)                                      209,305          366,284
                                              The PNC Financial Services Group, Inc. (d)                    95,249        7,115,100
                                              Regions Financial Corp. (a)                                  191,048        1,834,061
                                              SunTrust Banks, Inc. (a)                                      97,211        4,373,523
                                              U.S. Bancorp                                                 478,811       17,246,772
                                              Wachovia Corp.                                               596,361        2,087,264
                                              Wells Fargo & Co.                                            909,390       34,129,407
                                              Zions Bancorporation (a)                                      31,530        1,220,211
                                                                                                                     --------------
                                                                                                                         83,475,191
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.4%         Allied Waste Industries, Inc. (b)                             87,042          967,037
                                              Avery Dennison Corp.                                          27,912        1,241,526
                                              Cintas Corp.                                                  40,197        1,154,056

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                                      Common Stocks                                                Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              Pitney Bowes, Inc.                                            59,562   $    1,981,032
                                              R.R. Donnelley & Sons Co.                                     57,522        1,411,015
                                              Waste Management, Inc.                                       134,795        4,244,695
                                                                                                                     --------------
                                                                                                                         10,999,361
-----------------------------------------------------------------------------------------------------------------------------------
Communications                                Ciena Corp. (b)                                               24,801          249,994
Equipment - 2.6%                              Cisco Systems, Inc. (b)                                    1,623,404       36,623,994
                                              Corning, Inc.                                                433,649        6,782,270
                                              Harris Corp.                                                  35,100        1,621,620
                                              JDS Uniphase Corp. (b)                                        56,472          477,753
                                              Juniper Networks, Inc. (b)                                   147,783        3,113,788
                                              Motorola, Inc.                                               622,708        4,446,135
                                              QUALCOMM, Inc.                                               451,001       19,379,513
                                              Tellabs, Inc. (b)                                            118,784          482,263
                                                                                                                     --------------
                                                                                                                         73,177,330
-----------------------------------------------------------------------------------------------------------------------------------
Computers &                                   Apple, Inc. (b)                                              243,503       27,676,551
Peripherals - 4.3%                            Dell, Inc. (b)                                               479,021        7,894,266
                                              EMC Corp. (b)                                                569,038        6,805,694
                                              Hewlett-Packard Co.                                          673,111       31,124,653
                                              International Business Machines Corp.                        372,391       43,554,851
                                              Lexmark International, Inc. Class A (b)                       24,144          786,370
                                              NetApp, Inc. (b)                                              90,000        1,640,700
                                              QLogic Corp. (b)                                              39,581          607,964
                                              SanDisk Corp. (b)                                             62,247        1,216,929
                                              Sun Microsystems, Inc. (b)                                   207,032        1,573,443
                                              Teradata Corp. (b)                                            50,900          992,550
                                                                                                                     --------------
                                                                                                                        123,873,971
-----------------------------------------------------------------------------------------------------------------------------------
Construction &                                Fluor Corp.                                                   49,136        2,736,875
Engineering - 0.2%                            Jacobs Engineering Group, Inc. (b)                            33,600        1,824,816
                                                                                                                     --------------
                                                                                                                          4,561,691
-----------------------------------------------------------------------------------------------------------------------------------
Construction                                  Vulcan Materials Co. (a)                                      30,172        2,247,814
Materials - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.7%                       American Express Co.                                         318,674       11,290,620
                                              Capital One Financial Corp. (a)                              103,219        5,264,169
                                              Discover Financial Services, Inc.                            131,766        1,821,006
                                              SLM Corp. (b)                                                128,473        1,585,357
                                                                                                                     --------------
                                                                                                                         19,961,152
-----------------------------------------------------------------------------------------------------------------------------------
Containers &                                  Ball Corp.                                                    29,733        1,174,156
Packaging - 0.1%                              Bemis Co.                                                     28,630          750,392
                                              Pactiv Corp. (b)                                              36,089          896,090
                                              Sealed Air Corp.                                              45,587        1,002,458
                                                                                                                     --------------
                                                                                                                          3,823,096
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                           Genuine Parts Co.                                             46,997        1,889,749
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%          Apollo Group, Inc. Class A (b)                                29,231        1,733,398
                                              H&R Block, Inc.                                               90,136        2,050,594
                                                                                                                     --------------
                                                                                                                          3,783,992
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                         Bank of America Corp. (a)                                  1,256,941       43,992,935
Services - 4.9%                               CIT Group, Inc.                                               78,289          544,891

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                                      Common Stocks                                                Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              CME Group, Inc.                                               18,441   $    6,851,016
                                              Citigroup, Inc.                                            1,496,579       30,694,835
                                              IntercontinentalExchange, Inc. (b)                            20,700        1,670,076
                                              JPMorgan Chase & Co.                                       1,012,447       47,281,275
                                              Leucadia National Corp.                                       47,300        2,149,312
                                              Moody's Corp. (a)                                             54,255        1,844,670
                                              NYSE Euronext                                                 73,100        2,864,058
                                                                                                                     --------------
                                                                                                                        137,893,068
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                 AT&T Inc.                                                  1,619,591       45,218,981
Services - 2.7%                               CenturyTel, Inc.                                              30,815        1,129,370
                                              Embarq Corp.                                                  39,156        1,587,776
                                              Frontier Communications Corp.                                 94,604        1,087,946
                                              Qwest Communications International Inc.                      408,026        1,317,924
                                              Verizon Communications, Inc.                                 782,657       25,115,463
                                              Windstream Corp.                                             123,140        1,347,152
                                                                                                                     --------------
                                                                                                                         76,804,612
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.1%                     Allegheny Energy, Inc. (a)                                    46,418        1,706,790
                                              American Electric Power Co., Inc.                            110,555        4,093,852
                                              Duke Energy Corp.                                            347,634        6,059,261
                                              Edison International                                          89,247        3,560,955
                                              Entergy Corp.                                                 52,670        4,688,157
                                              Exelon Corp.                                                 180,611       11,309,861
                                              FPL Group, Inc.                                              112,264        5,646,879
                                              FirstEnergy Corp.                                             83,734        5,609,341
                                              PPL Corp.                                                    102,969        3,811,912
                                              Pepco Holdings, Inc.                                          54,484        1,248,228
                                              Pinnacle West Capital Corp.                                   25,058          862,246
                                              Progress Energy, Inc.                                         71,960        3,103,635
                                              Progress Energy, Inc. (b)                                        900              297
                                              The Southern Co.                                             211,700        7,978,973
                                                                                                                     --------------
                                                                                                                         59,680,387
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                   Cooper Industries Ltd. Class A                                47,850        1,911,607
                                              Emerson Electric Co.                                         213,230        8,697,652
                                              Rockwell Automation, Inc.                                     40,011        1,494,011
                                                                                                                     --------------
                                                                                                                         12,103,270
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.3%     Agilent Technologies, Inc. (b)                                98,249        2,914,065
                                              Amphenol Corp. Class A                                        48,600        1,950,804
                                              Jabil Circuit, Inc.                                           52,386          499,762
                                              Molex, Inc.                                                   40,540          910,123
                                              Tyco Electronics Ltd.                                        129,801        3,590,296
                                                                                                                     --------------
                                                                                                                          9,865,050
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                            BJ Services Co.                                               80,833        1,546,335
Services - 2.6%                               Baker Hughes, Inc.                                            84,745        5,130,462
                                              Cameron International Corp. (b)                               59,800        2,304,692
                                              ENSCO International, Inc.                                     39,409        2,271,141
                                              Halliburton Co.                                              240,951        7,804,403
                                              Nabors Industries Ltd. (b)                                    76,979        1,918,317

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                                      Common Stocks                                                Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              National Oilwell Varco, Inc. (b)                             114,690   $    5,760,879
                                              Noble Corp.                                                   73,946        3,246,229
                                              Rowan Cos., Inc.                                              31,040          948,272
                                              Schlumberger Ltd.                                            329,690       25,745,492
                                              Smith International, Inc.                                     59,401        3,483,275
                                              Transocean, Inc.                                              87,675        9,630,222
                                              Weatherford International Ltd. (b)                           187,078        4,703,141
                                                                                                                     --------------
                                                                                                                         74,492,860
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples                                CVS Caremark Corp.                                           394,452       13,277,254
Retailing - 2.8%                              Costco Wholesale Corp.                                       119,524        7,760,693
                                              The Kroger Co.                                               179,941        4,944,779
                                              SUPERVALU, Inc.                                               56,510        1,226,267
                                              SYSCO Corp. (a)                                              165,415        5,099,744
                                              Safeway, Inc.                                                119,710        2,839,521
                                              Wal-Mart Stores, Inc. (a)                                    616,309       36,910,746
                                              Walgreen Co. (a)                                             272,044        8,422,482
                                              Whole Foods Market, Inc. (a)                                  38,582          772,797
                                                                                                                     --------------
                                                                                                                         81,254,283
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.7%                          Archer-Daniels-Midland Co.                                   177,018        3,878,464
                                              Campbell Soup Co.                                             58,162        2,245,053
                                              ConAgra Foods, Inc.                                          122,320        2,380,347
                                              Dean Foods Co. (b)                                            38,549          900,505
                                              General Mills, Inc.                                           92,360        6,346,979
                                              H.J. Heinz Co.                                                85,807        4,287,776
                                              The Hershey Co.                                               45,546        1,800,889
                                              Kellogg Co.                                                   68,786        3,858,895
                                              Kraft Foods, Inc.                                            417,251       13,664,970
                                              McCormick & Co., Inc.                                         36,848        1,416,806
                                              Sara Lee Corp.                                               194,105        2,451,546
                                              Tyson Foods, Inc. Class A                                     76,045          907,977
                                              Wm. Wrigley Jr. Co.                                           60,919        4,836,969
                                                                                                                     --------------
                                                                                                                         48,977,176
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                          Nicor, Inc.                                                   11,858          525,902
                                              Questar Corp.                                                 47,696        1,951,720
                                                                                                                     --------------
                                                                                                                          2,477,622
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.3%       Baxter International, Inc.                                   172,477       11,319,665
                                              Becton Dickinson & Co.                                        66,924        5,371,320
                                              Boston Scientific Corp. (b)                                  409,813        5,028,405
                                              C.R. Bard, Inc.                                               27,306        2,590,520
                                              Covidien Ltd.                                                137,901        7,413,558
                                              Hospira, Inc. (b)                                             42,127        1,609,251
                                              Intuitive Surgical, Inc. (b)                                  10,674        2,572,221
                                              Medtronic, Inc.                                              310,057       15,533,856
                                              St. Jude Medical, Inc. (b)                                    93,815        4,080,014
                                              Stryker Corp. (a)                                             66,439        4,139,150
                                              Varian Medical Systems, Inc. (b)                              34,309        1,960,073

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                                      Common Stocks                                                Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              Zimmer Holdings, Inc. (b)                                     61,910   $    3,996,910
                                                                                                                     --------------
                                                                                                                         65,614,943
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 1.9%       Aetna, Inc.                                                  129,611        4,680,253
                                              AmerisourceBergen Corp.                                       43,591        1,641,201
                                              Cardinal Health, Inc.                                         98,716        4,864,725
                                              Cigna Corp.                                                   75,557        2,567,427
                                              Coventry Health Care, Inc. (b)                                43,299        1,409,382
                                              DaVita, Inc. (b)                                              29,800        1,698,898
                                              Express Scripts, Inc. (b)                                     67,770        5,002,781
                                              Humana, Inc. (b)                                              46,384        1,911,021
                                              Laboratory Corp. of America Holdings (b)                      30,523        2,121,349
                                              McKesson Corp.                                                75,791        4,078,314
                                              Medco Health Solutions, Inc. (b)                             138,936        6,252,120
                                              Patterson Cos., Inc. (b)                                      28,866          877,815
                                              Quest Diagnostics, Inc.                                       43,442        2,244,648
                                              Tenet Healthcare Corp. (b)                                   127,285          706,432
                                              UnitedHealth Group, Inc.                                     334,645        8,496,637
                                              WellPoint, Inc. (b)                                          140,534        6,572,775
                                                                                                                     --------------
                                                                                                                         55,125,778
-----------------------------------------------------------------------------------------------------------------------------------
Health Care                                   IMS Health, Inc.                                              52,801          998,467
Technology - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                         Carnival Corp.                                               120,085        4,245,005
Leisure - 1.3%                                Darden Restaurants, Inc.                                      38,559        1,103,944
                                              International Game Technology                                 85,068        1,461,468
                                              Marriott International, Inc. Class A                          81,219        2,119,004
                                              McDonald's Corp.                                             309,101       19,071,532
                                              Starbucks Corp. (b)                                          200,791        2,985,762
                                              Starwood Hotels & Resorts Worldwide, Inc.                     51,311        1,443,892
                                              Wyndham Worldwide Corp.                                       53,485          840,249
                                              Yum! Brands, Inc.                                            128,782        4,199,581
                                                                                                                     --------------
                                                                                                                         37,470,437
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.5%                     Black & Decker Corp.                                          16,707        1,014,950
                                              Centex Corp.                                                  33,954          550,055
                                              D.R. Horton, Inc.                                             75,711          985,757
                                              Fortune Brands, Inc.                                          41,151        2,360,421
                                              Harman International Industries, Inc.                         17,257          587,946
                                              KB Home                                                       20,691          407,199
                                              Leggett & Platt, Inc.                                         44,152          962,072
                                              Lennar Corp. Class A                                          38,891          590,754
                                              Newell Rubbermaid, Inc.                                       74,233        1,281,262
                                              Pulte Homes, Inc.                                             58,725          820,388
                                              Snap-On, Inc.                                                 15,879          836,188
                                              The Stanley Works                                             21,989          917,821
                                              Whirlpool Corp.                                               20,497        1,625,207
                                                                                                                     --------------
                                                                                                                         12,940,020
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.7%                     Clorox Co.                                                    37,937        2,378,271

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                                      Common Stocks                                                Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              Colgate-Palmolive Co.                                        138,984   $   10,472,444
                                              Kimberly-Clark Corp.                                         114,155        7,401,810
                                              The Procter & Gamble Co.                                     833,894       58,114,073
                                                                                                                     --------------
                                                                                                                         78,366,598
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.9%                            Affiliated Computer Services, Inc. Class A (b)                28,738        1,455,005
                                              Automatic Data Processing, Inc.                              139,843        5,978,288
                                              Cognizant Technology Solutions Corp. (b)                      78,802        1,799,050
                                              Computer Sciences Corp. (b)                                   41,851        1,681,992
                                              Convergys Corp. (b)                                           37,081          548,057
                                              Fidelity National Information Services, Inc.                  47,864          883,569
                                              Fiserv, Inc. (b)                                              43,382        2,052,836
                                              MasterCard, Inc. Class A (a)                                  19,882        3,525,675
                                              Paychex, Inc.                                                 88,179        2,912,552
                                              Total System Services, Inc.                                   55,200          905,280
                                              Unisys Corp. (b)                                              90,490          248,848
                                              The Western Union Co.                                        200,353        4,942,709
                                                                                                                     --------------
                                                                                                                         26,933,861
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy          The AES Corp. (b)                                            184,863        2,161,048
Traders - 0.1%                                Constellation Energy Group, Inc.                              49,449        1,201,611
                                              Dynegy, Inc. Class A (b)                                     147,551          528,233
                                                                                                                     --------------
                                                                                                                          3,890,892
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                                    3M Co.                                                       192,085       13,121,326
Conglomerates - 3.1%                          General Electric Co.                                       2,734,037       69,717,944
                                              Textron, Inc.                                                 67,938        1,989,225
                                              Tyco International Ltd.                                      130,501        4,570,145
                                                                                                                     --------------
                                                                                                                         89,398,640
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.0%                              AON Corp.                                                     76,331        3,431,842
                                              Aflac, Inc.                                                  130,874        7,688,847
                                              The Allstate Corp.                                           148,800        6,862,656
                                              American International Group, Inc.                           739,093        2,461,180
                                              Assurant, Inc.                                                30,052        1,652,860
                                              Chubb Corp.                                                   99,097        5,440,425
                                              Cincinnati Financial Corp.                                    47,262        1,344,131
                                              Genworth Financial, Inc. Class A                             118,675        1,021,792
                                              Hartford Financial Services Group, Inc.                       82,824        3,394,956
                                              Lincoln National Corp.                                        70,631        3,023,713
                                              Loews Corp.                                                   99,470        3,928,070
                                              MBIA, Inc. (a)                                                53,759          639,732
                                              Marsh & McLennan Cos., Inc.                                  140,960        4,476,890
                                              MetLife, Inc.                                                188,746       10,569,776
                                              Principal Financial Group, Inc.                               71,198        3,096,401
                                              The Progressive Corp.                                        185,647        3,230,258
                                              Prudential Financial, Inc.                                   117,339        8,448,408
                                              Torchmark Corp.                                               25,320        1,514,136
                                              The Travelers Cos., Inc.                                     162,346        7,338,039
                                              UnumProvident Corp.                                           94,267        2,366,102

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                                      Common Stocks                                                Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              XL Capital Ltd. Class A                                       85,735   $    1,538,086
                                                                                                                     --------------
                                                                                                                         83,468,300
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog                            Amazon.com, Inc. (b)                                          87,760        6,385,418
Retail - 0.3%                                 Expedia, Inc. (b)                                             56,900          859,759
                                                                                                                     --------------
                                                                                                                          7,245,177
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software &                           Akamai Technologies, Inc. (b)                                 46,500          810,960
Services - 1.5%                               eBay, Inc. (b)                                               300,288        6,720,445
                                              Google, Inc. Class A (b)                                      65,679       26,305,753
                                              VeriSign, Inc. (b)                                            53,073        1,384,144
                                              Yahoo! Inc. (b)                                              380,840        6,588,532
                                                                                                                     --------------
                                                                                                                         41,809,834
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                           Eastman Kodak Co.                                             79,227        1,218,511
Products - 0.1%                               Hasbro, Inc.                                                  34,504        1,197,979
                                              Mattel, Inc.                                                  99,088        1,787,548
                                                                                                                     --------------
                                                                                                                          4,204,038
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools &                         Applied Biosystems, Inc.                                      45,986        1,575,020
Services - 0.4%                               Millipore Corp. (b)                                           13,383          920,750
                                              PerkinElmer, Inc.                                             30,561          763,108
                                              Thermo Fisher Scientific, Inc. (b)                           115,166        6,334,130
                                              Waters Corp. (b)                                              27,169        1,580,692
                                                                                                                     --------------
                                                                                                                         11,173,700
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.6%                              Caterpillar, Inc. (a)                                        167,316        9,972,034
                                              Cummins, Inc.                                                 55,662        2,433,543
                                              Danaher Corp.                                                 70,151        4,868,479
                                              Deere & Co.                                                  117,308        5,806,746
                                              Dover Corp.                                                   51,587        2,091,853
                                              Eaton Corp.                                                   45,523        2,557,482
                                              ITT Corp.                                                     49,582        2,757,255
                                              Illinois Tool Works, Inc.                                    109,929        4,886,344
                                              Ingersoll-Rand Co. Class A                                    86,555        2,697,919
                                              Manitowoc Co.                                                 35,300          548,915
                                              PACCAR, Inc.                                                  99,877        3,814,303
                                              Pall Corp.                                                    33,575        1,154,644
                                              Parker Hannifin Corp.                                         46,068        2,441,604
                                              Terex Corp. (b)                                               26,734          815,922
                                                                                                                     --------------
                                                                                                                         46,847,043
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.6%                                  CBS Corp. Class B                                            186,912        2,725,177
                                              Comcast Corp. Class A                                        801,966       15,742,593
                                              The DIRECTV Group, Inc. (b)                                  158,668        4,152,342
                                              Gannett Co., Inc.                                             61,125        1,033,624
                                              Interpublic Group of Cos., Inc. (a)(b)                       121,146          938,882
                                              The McGraw-Hill Cos., Inc.                                    87,301        2,759,585
                                              Meredith Corp. (a)                                            11,545          323,722
                                              The New York Times Co. Class A (a)                            38,398          548,707
                                              News Corp. Class A                                           630,993        7,565,606
                                              Omnicom Group Inc.                                            87,614        3,378,396

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                                      Common Stocks                                                Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              Scripps Networks Interactive                                  25,000   $      907,750
                                              Time Warner, Inc.                                            984,697       12,909,378
                                              Viacom, Inc. Class B (b)                                     170,629        4,238,424
                                              Walt Disney Co.                                              515,740       15,828,061
                                              The Washington Post Co. Class B                                1,628          906,405
                                                                                                                     --------------
                                                                                                                         73,958,652
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                        AK Steel Holding Corp.                                        30,800          798,336
                                              Alcoa, Inc.                                                  223,528        5,047,262
                                              Allegheny Technologies, Inc.                                  27,013          798,234
                                              Freeport-McMoRan Copper & Gold, Inc. Class B                 105,475        5,996,254
                                              Newmont Mining Corp.                                         125,477        4,863,489
                                              Nucor Corp.                                                   86,831        3,429,825
                                              Titanium Metals Corp. (a)                                     23,400          265,356
                                              United States Steel Corp.                                     32,331        2,509,209
                                                                                                                     --------------
                                                                                                                         23,707,965
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.2%                        Ameren Corp. (a)                                              55,062        2,149,070
                                              CMS Energy Corp. (a)                                          70,631          880,768
                                              CenterPoint Energy, Inc.                                      85,958        1,252,408
                                              Consolidated Edison, Inc.                                     75,102        3,226,382
                                              DTE Energy Co.                                                44,753        1,795,490
                                              Dominion Resources, Inc.                                     159,418        6,819,902
                                              Integrys Energy Group, Inc.                                   20,470        1,022,272
                                              NiSource, Inc.                                                68,915        1,017,185
                                              PG&E Corp. (a)                                                96,931        3,630,066
                                              Public Service Enterprise Group, Inc.                        139,700        4,580,763
                                              Sempra Energy                                                 67,738        3,418,737
                                              TECO Energy, Inc.                                             54,116          851,245
                                              Xcel Energy, Inc.                                            117,126        2,341,349
                                                                                                                     --------------
                                                                                                                         32,985,637
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.8%                       Big Lots, Inc. (b)                                            22,582          628,457
                                              Dillard's, Inc. Class A                                       21,050          248,390
                                              Family Dollar Stores, Inc.                                    38,433          910,862
                                              J.C. Penney Co., Inc.                                         61,054        2,035,540
                                              Kohl's Corp. (b)                                              83,654        3,854,776
                                              Macy's, Inc.                                                 115,566        2,077,877
                                              Nordstrom, Inc.                                               43,832        1,263,238
                                              Sears Holdings Corp. (a)(b)                                   15,677        1,465,800
                                              Target Corp.                                                 207,364       10,171,204
                                                                                                                     --------------
                                                                                                                         22,656,144
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                     Xerox Corp.                                                  239,761        2,764,444
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                         Anadarko Petroleum Corp.                                     128,787        6,247,457
Fuels - 10.6%                                 Apache Corp.                                                  91,903        9,583,645
                                              Cabot Oil & Gas Corp. Class A                                 27,100          979,394
                                              Chesapeake Energy Corp.                                      143,261        5,137,339
                                              Chevron Corp.                                                564,629       46,570,600
                                              ConocoPhillips                                               417,705       30,596,891

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                                      Common Stocks                                                Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              Consol Energy, Inc.                                           50,348   $    2,310,470
                                              Devon Energy Corp.                                           121,464       11,077,517
                                              EOG Resources, Inc.                                           68,422        6,121,032
                                              El Paso Corp.                                                192,759        2,459,605
                                              Exxon Mobil Corp. (e)                                      1,427,427      110,853,981
                                              Hess Corp.                                                    77,784        6,384,511
                                              Marathon Oil Corp.                                           193,858        7,729,118
                                              Massey Energy Co.                                             22,300          795,441
                                              Murphy Oil Corp.                                              52,359        3,358,306
                                              Noble Energy, Inc.                                            47,500        2,640,525
                                              Occidental Petroleum Corp.                                   224,519       15,817,364
                                              Peabody Energy Corp.                                          74,742        3,363,390
                                              Pioneer Natural Resources Co.                                 32,900        1,720,012
                                              Range Resources Corp.                                         42,600        1,826,262
                                              Southwestern Energy Co. (b)                                   94,300        2,879,922
                                              Spectra Energy Corp.                                         168,961        4,021,272
                                              Sunoco, Inc.                                                  32,108        1,142,403
                                              Tesoro Corp. (a)                                              37,900          624,971
                                              Valero Energy Corp.                                          143,760        4,355,928
                                              Williams Cos., Inc.                                          158,367        3,745,380
                                              XTO Energy, Inc.                                             150,503        7,001,400
                                                                                                                     --------------
                                                                                                                        299,344,136
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest                                International Paper Co. (a)                                  117,484        3,075,731
Products - 0.3%                               MeadWestvaco Corp.                                            52,415        1,221,794
                                              Weyerhaeuser Co.                                              58,112        3,520,425
                                                                                                                     --------------
                                                                                                                          7,817,950
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                      Avon Products, Inc.                                          116,958        4,861,944
                                              The Estee Lauder Cos., Inc. Class A (a)                       31,132        1,553,798
                                                                                                                     --------------
                                                                                                                          6,415,742
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.5%                        Abbott Laboratories                                          423,654       24,393,997
                                              Allergan, Inc.                                                84,508        4,352,162
                                              Barr Pharmaceuticals, Inc. (b)                                28,959        1,891,023
                                              Bristol-Myers Squibb Co.                                     544,031       11,343,046
                                              Eli Lilly & Co.                                              274,956       12,106,313
                                              Forest Laboratories, Inc. (b)                                 83,774        2,369,129
                                              Johnson & Johnson                                            768,037       53,209,603
                                              King Pharmaceuticals, Inc. (b)                                63,973          612,861
                                              Merck & Co., Inc.                                            588,825       18,583,317
                                              Mylan, Inc. (a)(b)                                            83,643          955,203
                                              Pfizer, Inc.                                               1,852,630       34,162,497
                                              Schering-Plough Corp.                                        446,722        8,250,955
                                              Watson Pharmaceuticals, Inc. (b)                              29,107          829,550
                                              Wyeth                                                        366,434       13,536,072
                                                                                                                     --------------
                                                                                                                        186,595,728
-----------------------------------------------------------------------------------------------------------------------------------
Professional Services - 0.1%                  Equifax, Inc.                                                 38,354        1,321,295
                                              Monster Worldwide, Inc. (b)                                   33,251          495,772

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                                      Common Stocks                                                Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              Robert Half International, Inc.                               46,092   $    1,140,777
                                                                                                                     --------------
                                                                                                                          2,957,844
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                 Apartment Investment & Management Co. Class A                 23,535          824,199
(REITs) - 1.3%                                AvalonBay Communities, Inc.                                   21,168        2,083,355
                                              Boston Properties, Inc.                                       32,946        3,085,722
                                              Developers Diversified Realty Corp.                           33,075        1,048,147
                                              Equity Residential                                            74,436        3,305,703
                                              General Growth Properties, Inc.                               62,500          943,750
                                              HCP, Inc.                                                     66,600        2,672,658
                                              Host Marriott Corp.                                          142,795        1,897,746
                                              Kimco Realty Corp.                                            62,441        2,306,571
                                              Plum Creek Timber Co., Inc.                                   47,030        2,344,916
                                              ProLogis (a)                                                  72,164        2,978,208
                                              Public Storage                                                34,246        3,390,696
                                              Simon Property Group, Inc.                                    61,883        6,002,651
                                              Vornado Realty Trust (a)                                      37,463        3,407,260
                                                                                                                     --------------
                                                                                                                         36,291,582
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development          CB Richard Ellis Group, Inc. (b)                              47,291          632,281
- 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.1%                            Burlington Northern Santa Fe Corp.                            77,602        7,172,753
                                              CSX Corp.                                                    112,010        6,112,386
                                              Norfolk Southern Corp.                                       103,102        6,826,383
                                              Ryder System, Inc.                                            15,547          963,914
                                              Union Pacific Corp.                                          139,910        9,955,996
                                                                                                                     --------------
                                                                                                                         31,031,432
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                Advanced Micro Devices, Inc. (b)                             166,982          876,655
Equipment - 2.2%                              Altera Corp.                                                  82,704        1,710,319
                                              Analog Devices, Inc.                                          79,798        2,102,677
                                              Applied Materials, Inc.                                      368,680        5,578,128
                                              Broadcom Corp. Class A (b)                                   121,264        2,259,148
                                              Intel Corp.                                                1,545,053       28,938,843
                                              KLA-Tencor Corp.                                              47,066        1,489,639
                                              LSI Corp. (b)                                                176,675          946,978
                                              Linear Technology Corp.                                       60,869        1,866,244
                                              MEMC Electronic Materials, Inc. (b)                           62,100        1,754,946
                                              Microchip Technology, Inc.                                    50,600        1,489,158
                                              Micron Technology, Inc. (b)                                  209,243          847,434
                                              National Semiconductor Corp.                                  53,534          921,320
                                              Novellus Systems, Inc. (b)                                    27,292          536,015
                                              Nvidia Corp. (b)                                             153,011        1,638,748
                                              Teradyne, Inc. (b)                                            51,461          401,910
                                              Texas Instruments, Inc.                                      360,312        7,746,708
                                              Xilinx, Inc.                                                  75,926        1,780,465
                                                                                                                     --------------
                                                                                                                         62,885,335
-----------------------------------------------------------------------------------------------------------------------------------
Software - 3.7%                               Adobe Systems, Inc. (b)                                      145,776        5,753,779
                                              Autodesk, Inc. (b)                                            61,823        2,074,162

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                                      Common Stocks                                                Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              BMC Software, Inc. (b)                                        52,189   $    1,494,171
                                              CA, Inc.                                                     108,124        2,158,155
                                              Citrix Systems, Inc. (b)                                      50,098        1,265,475
                                              Compuware Corp. (b)                                           77,271          748,756
                                              Electronic Arts, Inc. (b)                                     87,582        3,239,658
                                              Intuit, Inc. (b)                                              88,196        2,787,876
                                              Microsoft Corp.                                            2,157,987       57,596,673
                                              Novell, Inc. (b)                                             101,131          519,813
                                              Oracle Corp. (b)                                           1,076,919       21,872,225
                                              Salesforce.com, Inc. (b)                                      28,600        1,384,240
                                              Symantec Corp. (b)                                           230,618        4,515,500
                                                                                                                     --------------
                                                                                                                        105,410,483
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.6%                       Abercrombie & Fitch Co. Class A                               23,882          942,145
                                              AutoNation, Inc. (a)(b)                                       36,713          412,654
                                              AutoZone, Inc. (b)                                            11,464        1,413,970
                                              Bed Bath & Beyond, Inc. (b)                                   71,566        2,247,888
                                              Best Buy Co., Inc.                                            92,857        3,482,137
                                              GameStop Corp. Class A (b)                                    44,700        1,529,187
                                              The Gap, Inc.                                                125,299        2,227,816
                                              Home Depot, Inc.                                             466,773       12,084,753
                                              Limited Brands, Inc.                                          78,443        1,358,633
                                              Lowe's Cos., Inc.                                            402,789        9,542,071
                                              Office Depot, Inc. (b)                                        76,547          445,504
                                              RadioShack Corp.                                              35,929          620,853
                                              The Sherwin-Williams Co.                                      27,148        1,551,780
                                              Staples, Inc.                                                194,393        4,373,843
                                              TJX Cos., Inc.                                               115,272        3,518,101
                                              Tiffany & Co.                                                 34,063        1,209,918
                                                                                                                     --------------
                                                                                                                         46,961,253
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.5%       Coach, Inc. (b)                                               92,608        2,318,904
                                              Jones Apparel Group, Inc.                                     27,467          508,414
                                              Liz Claiborne, Inc.                                           26,040          427,837
                                              Nike, Inc. Class B                                           106,855        7,148,600
                                              Polo Ralph Lauren Corp.                                       15,618        1,040,784
                                              VF Corp.                                                      23,994        1,854,976
                                                                                                                     --------------
                                                                                                                         13,299,515
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                            Hudson City Bancorp, Inc.                                    142,819        2,635,011
Finance - 0.1%                                MGIC Investment Corp.                                         30,344          213,318
                                              Sovereign Bancorp, Inc.                                      140,565          555,232
                                                                                                                     --------------
                                                                                                                          3,403,561
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.6%                                Altria Group, Inc.                                           566,037       11,230,174
                                              Lorillard, Inc.                                               47,800        3,400,970
                                              Philip Morris International, Inc.                            566,437       27,245,620
                                              Reynolds American, Inc.                                       46,761        2,273,520
                                              UST, Inc.                                                     40,926        2,723,216
                                                                                                                     --------------
                                                                                                                         46,873,500
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                                      Common Stocks                                                Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.1%       Fastenal Co.                                                  35,500   $    1,753,345
                                              W.W. Grainger, Inc.                                           17,792        1,547,370
                                                                                                                     --------------
                                                                                                                          3,300,715
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services           American Tower Corp. Class A (b)                             108,300        3,895,551
- 0.3%                                        Sprint Nextel Corp.                                          784,552        4,785,767
                                                                                                                     --------------
                                                                                                                          8,681,318
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Common Stocks (Cost - $2,580,520,893) - 98.0%                     2,798,085,145
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Beneficial
                                                                                                          Interest
                                              Short-Term Securities                                        (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                              BlackRock Liquidity Series, LLC Cash Sweep Series,
                                              2.59% (d)(f)                                                $ 11,112       11,112,033
                                              BlackRock Liquidity Series, LLC Money Market Series,
                                              2.66% (d)(f)(g)                                              149,275      149,275,421
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Short-Term Securities
                                              (Cost - $160,387,454) - 5.6%                                              160,387,454
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Investments (Cost - $2,740,908,347*)  - 103.6%                    2,958,472,599

                                              Liabilities in Excess of Other Assets - (3.6)%                           (101,618,451)
                                                                                                                     --------------
                                              Net Assets - 100.0%                                                    $2,856,854,148
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 2,225,950,981
                                                                ===============
      Gross unrealized appreciation                             $ 1,002,497,241
      Gross unrealized depreciation                                (269,975,623)
                                                                ---------------
      Net unrealized appreciation                               $   732,521,618
                                                                ===============

(a)   Security, or a portion of security, is on loan.
(b)   Non-income producing security.
(c)   Depositary receipts.
(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------------
                                                Purchase       Sales            Realized
      Affiliate                                   Cost         Cost            Gain/Loss         Income
      --------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series                       $ 7,455,141 *         --                 --     $  222,845
      BlackRock Liquidity Series, LLC
      Money Market Series                             --    $ 203,289,479 **           --     $1,514,346
      Merrill Lynch & Co., Inc.               $6,178,115    $1,491,108         $  533,280     $  320,325
      The PNC Financial
      Services Group, Inc.                    $  310,729    $  739,024         $  (77,631)    $  193,953
      --------------------------------------------------------------------------------------------------

*     Represents net purchase cost.
**    Represents net sale cost.
(e) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(f)   Represents the current yield as of report date.

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)

(g)   Security was purchased with the cash proceeds from securities loans.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for this report, which may combine industry sub-classifications for reporting ease.
o Financial futures contracts purchased as of September 30, 2008 were as follows:

      --------------------------------------------------------------------------
                                     Expiration           Face       Unrealized
      Contracts       Issue             Date             Value      Depreciation
      --------------------------------------------------------------------------
         38        S&P 500 Index    December 2008    $ 11,229,996   $  (139,696)
      --------------------------------------------------------------------------

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Series' investments:
            --------------------------------------------------------------------
             Valuation                      Investments in       Other Financial
              Inputs                          Securities           Instruments*
            --------------------------------------------------------------------
            Level 1                         $ 2,798,084,848      $     (139,696)
            Level 2                             160,387,751                  --
            Level 3                                      --                  --
            --------------------------------------------------------------------
            Total                           $ 2,958,472,599      $     (139,696)
                                            ====================================
            * Other financial instruments are futures.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: November 24, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: November 24, 2008